Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 34,363	$ 23,929
Guaranteed investment certificate	17,250	28,750
Sales taxes recoverable	28,243	16,524
Prepaid expenses and deposits	70,460	128,670
Contract asset	35,374	35,374
Total current assets	185,690	233,247
Non-current assets
Contract Asset	230,847	266,221
Equipment	4,425	5,999
Total assets	420,962	505,467
Current liabilities
Accounts payable and accrued liabilities	1,320,220	747,582
Contract liability	353,735	353,735
Preference shares	517,773	449,287
Promissory note	47,299
Total current liabilities	2,239,027	1,550,604
Non-current liabilities
CEBA loan payable	28,727
Deferred government grant income	11,273
Put liability	894,617	718,531
Contract liability	2,308,484	2,662,219
Total liabilities	5,482,128	4,931,354
Shareholders' deficiency
Common shares	28,471,140	27,529,531
Contributed surplus	4,626,021	4,622,624
Accumulated deficit	(38,158,327)	(36,578,042)
Total shareholders' deficiency	(5,061,166)	(4,425,887)
Total liabilities and shareholders' deficiency	$ 420,962	$ 505,467